Investments - Real Estate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Real estate
Depreciation expense on invested real estate	$ 69.8	$ 66.1	$ 67.4
Accumulated depreciation on invested real estate	$ 749.6	$ 708.5